Revenue From Contracts With Customers - Summary of transfer of goods and services over time and at a point in time (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,397	£ 3,869	£ 4,129
Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,366	1,650	2,039
Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,219	1,464	1,345
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	812	755	745
Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	670	954	1,263
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	148	174	158
Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44	86	123
Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	696	696	776
Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,071	1,290	1,187
Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	768	669	622
Global Online Learning [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	697	586	521
Global Online Learning [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	697	586	521
Global Online Learning [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	697	586	521
Global Assessment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	892	1,031	955
Global Assessment [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	892	1,031	955
Global Assessment [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	96	113	106
Global Assessment [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	796	918	849
North American Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	894	1,091	1,461
North American Courseware [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	882	1,075	1,436
North American Courseware [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12	16	25
North American Courseware [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	261	448	718
North American Courseware [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	621	627	718
North American Courseware [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12	16	25
International [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	914	1,161	1,192
International [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	484	575	603
International [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	327	433	390
International [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	103	153	199
International [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	409	506	545
International [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52	61	52
International [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44	86	123
International [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	75	69	58
International [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	275	372	338
International [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 59	£ 67	£ 76